Deferred compensation awards - Activity relating to NSUs and CSUs (Detail)	12 Months Ended
Mar. 31, 2021 ¥ / shares shares
NSUs [Member]
Outstanding
Outstanding (number of units), Beginning	21,098,829
Outstanding (number of units), Granted	16,527,516
Outstanding (number of units), Vested	(17,470,375)
Outstanding (number of units), Forfeited	(204,008)
Outstanding (number of units), Ending	19,951,962
Stock price
Stock price, Beginning | ¥ / shares	¥ 445
Stock price, Granted | ¥ / shares	435
Stock price, Vested | ¥ / shares	482
Stock price, Ending | ¥ / shares	¥ 539
CSUs [Member]
Outstanding
Outstanding (number of units), Beginning	2,801,656
Outstanding (number of units), Granted
Outstanding (number of units), Vested	(934,256)
Outstanding (number of units), Forfeited
Outstanding (number of units), Ending	1,867,400
Stock price
Stock price, Beginning | ¥ / shares	¥ 611
Stock price, Granted | ¥ / shares
Stock price, Vested | ¥ / shares	617
Stock price, Ending | ¥ / shares	¥ 636